Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Additions of intangible assets under development	$ 7,741	$ 8,488
Transfer from intangible assets under development	$ (7,975)	$ (7,983)